Share-Based Compensation - Company's employee share options issued (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) $ / shares shares
A Ordinary Shares
Weighted Average Strike Price per Unit
Granted (in dollars per share) | (per share)	$ 0.36	£ 0.26
Enterprise Management Incentive Plan | A Ordinary Shares
Number of Units Outstanding
Outstanding at the beginning | shares	804,065
Forfeited | shares	(93,634)
Outstanding at the end | shares	710,431		804,065
Weighted Average Strike Price per Unit
Outstanding at the beginning (in dollars per share) | $ / shares	$ 0.20
Forfeited (in dollars per share) | $ / shares	0.20
Outstanding at the end (in dollars per share) | $ / shares	$ 0.20		$ 0.20
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding at the beginning (in years)	7 years 8 months 12 days		8 years 8 months 12 days
Outstanding, Weighted Average Remaining Contractual Term (in years)	7 years 8 months 12 days		8 years 8 months 12 days
Exercisable at the end (in years)	0 years
Outstanding at the beginning (in dollars) | $	$ 1,686
Outstanding at the end (in dollars) | $	$ 11,910		$ 1,686
Enterprise Management Incentive Plan | Common Stock [Member]
Number of Units Outstanding
Outstanding at the beginning | shares	27,574
Forfeited | shares	(17,850)
Outstanding at the end | shares	9,724		27,574
Weighted Average Strike Price per Unit
Outstanding at the beginning (in dollars per share) | $ / shares	$ 14.25
Forfeited (in dollars per share) | $ / shares	13.11
Outstanding at the end (in dollars per share) | $ / shares	$ 15.26		$ 14.25
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding at the beginning (in years)	2 years		5 years 4 months 24 days
Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years		5 years 4 months 24 days
Exercisable at the end (in years)	0 years
Outstanding at the beginning (in dollars) | $
Outstanding at the end (in dollars) | $	$ 73